Income Taxes - Summary of Income Tax Benefits Due to the Losses Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (153,426)	$ (57,638)
Foreign	104	45
Total	$ (153,322)	$ (57,593)